SEGMENT INFORMATION - Summary of long-Lived Assets Based on Location (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Long Lived Assets Based On Location [Line Items]
Property and equipment, net and operating lease right-of-use assets	$ 46,626	$ 51,256
Israel [Member]
Schedule Of Long Lived Assets Based On Location [Line Items]
Property and equipment, net and operating lease right-of-use assets	45,883	50,318
United States [Member]
Schedule Of Long Lived Assets Based On Location [Line Items]
Property and equipment, net and operating lease right-of-use assets	3	8
Germany [Member]
Schedule Of Long Lived Assets Based On Location [Line Items]
Property and equipment, net and operating lease right-of-use assets	724	909
Others [Member]
Schedule Of Long Lived Assets Based On Location [Line Items]
Property and equipment, net and operating lease right-of-use assets	$ 16	$ 21